Schedule of Investments ─ NYLI MacKay Muni Intermediate ETF (formerly, IQ MacKay Municipal Intermediate ETF)

July 31, 2024 (unaudited)

	Principal Amount	Value
Long-Term Bonds — 100.4%
Commercial Mortgage-Backed Securities — 0.3%
Mortgage Securities — 0.3%
New Hampshire Business Finance Authority
Series 2024-1 A, 4.250%, due 7/1/51	$996,432	$979,824
Series A, 3.625%, due 8/20/39	1,098,902	1,028,211
		2,008,035
Total Commercial Mortgage-Backed Securities
(Cost $1,968,282)		2,008,035

Municipal Bonds — 100.1%
Alabama — 3.0%
Alabama Housing Finance Authority, Revenue Bonds
Series H
5.000%, due 6/1/26(a)(b)	500,000	503,880
Black Belt Energy Gas District, Revenue Bonds
Series A
5.250%, due 5/1/55(a)(b)	1,495,000	1,635,961
Series A-1
4.000%, due 12/1/49(a)(b)	600,000	602,140
Series B
4.000%, due 10/1/52(a)(b)	1,760,000	1,768,263
5.250%, due 12/1/53(a)(b)	2,000,000	2,169,642
Series B-2
4.260%, (Municipal Swap Index + 0.65%), due 4/1/53(a)(b)	900,000	887,038
Series C
5.000%, due 5/1/55(a)(b)	3,930,000	4,192,200
Series C-1
5.250%, due 6/1/26	1,800,000	1,845,697
Series F
5.500%, due 11/1/53(a)(b)	1,000,000	1,063,452
Montgomery County Public Facilities Authority, Revenue Bonds
Series A
4.000%, due 3/1/33	660,000	681,927
4.000%, due 3/1/35	1,220,000	1,254,426
Southeast Energy Authority A Cooperative District, Revenue Bonds
Series 1
5.500%, due 1/1/53(a)(b)	3,000,000	3,223,774
Town of Pike Road AL, General Obligation Bonds
5.000%, due 3/1/39	720,000	802,858
		20,631,258
Alaska — 0.4%
Alaska Municipal Bond Bank Authority, Revenue Bonds
Series ONE
5.000%, due 12/1/35	500,000	560,726
5.000%, due 12/1/37	650,000	725,906
5.000%, due 12/1/39	1,000,000	1,104,905
		2,391,537
Arizona — 1.2%
Arizona Industrial Development Authority, Revenue Bonds
5.000%, due 1/1/42(a)(b)	2,500,000	2,582,417
Series A
4.000%, due 11/1/39	600,000	600,765
	Principal Amount	Value
Municipal Bonds (continued)
Arizona (continued)
5.000%, due 11/1/31	$550,000	$584,077
Series A Insured: BAM
5.000%, due 6/1/31	300,000	321,210
5.000%, due 6/1/32	325,000	345,380
Series A Insured: HUD SECT 8
5.000%, due 10/1/44(a)(b)	1,000,000	1,025,902
City of Lake Havasu City AZ Wastewater System Revenue, Revenue Bonds
Series B Insured: AGM
5.000%, due 7/1/40	1,250,000	1,259,279
City of Phoenix Civic Improvement Corp., Revenue Bonds
Series A
5.000%, due 7/1/34	500,000	516,184
Maricopa County Industrial Development Authority, Revenue Bonds
Insured: SD CRED PROG
5.000%, due 7/1/37	300,000	307,973
Maricopa County Pollution Control Corp., Revenue Bonds
Series B
3.600%, due 4/1/40	1,000,000	915,194
		8,458,381
Arkansas — 0.4%
Bentonville School District No 6, General Obligation Bonds
Series D Insured: ST AID WITHHLDG
2.000%, due 6/1/35	1,000,000	804,479
City of Batesville AR Sales & Use Tax, Revenue Bonds
Series B Insured: BAM
5.000%, due 2/1/39	500,000	532,824
Little Rock School District, General Obligation Bonds
Series A Insured: AGM ST AID WITHHLDG
2.000%, due 2/1/36	1,000,000	780,668
University of Central Arkansas, Revenue Bonds
Series A Insured: AGM
5.000%, due 11/1/34	400,000	414,223
		2,532,194
California — 5.7%
Bay Area Toll Authority, Revenue Bonds
Series A
3.080%, due 4/1/55(a)(b)	500,000	500,000
California Community Choice Financing Authority, Revenue Bonds
5.250%, due 1/1/54(a)(b)	4,285,000	4,592,654
California Health Facilities Financing Authority, Revenue Bonds
5.000%, due 11/15/49	250,000	253,655
California Infrastructure & Economic Development Bank, Revenue Bonds
Series A
3.250%, due 8/1/29	500,000	494,596
5.000%, due 7/1/40	2,030,000	2,199,228
California Municipal Finance Authority, Certificates of Participation
Series A Insured: AGM
5.000%, due 11/1/28	250,000	267,907
5.000%, due 11/1/29	125,000	135,957

Schedule of Investments ─ NYLI MacKay Muni Intermediate ETF (formerly, IQ MacKay Municipal Intermediate ETF) (continued)

July 31, 2024 (unaudited)

	Principal Amount	Value
Municipal Bonds (continued)
California (continued)
5.000%, due 11/1/30	$410,000	$451,935
5.000%, due 11/1/32	225,000	254,110
5.000%, due 11/1/33	1,175,000	1,312,786
California Municipal Finance Authority, Revenue Bonds
5.000%, due 5/15/31	400,000	423,681
Series A Insured: HUD SECT 8
5.000%, due 8/1/26(a)(b)	1,000,000	1,015,777
Series TX Insured: CA MTG INS
5.500%, due 11/15/27	500,000	500,671
California State Public Works Board, Revenue Bonds
Series D
5.000%, due 11/1/25	2,580,000	2,649,091
California Statewide Communities Development Authority, Revenue Bonds
1.750%, due 9/1/29	1,000,000	887,179
City of Long Beach CA Airport System Revenue, Revenue Bonds
Series A Insured: AGM
5.000%, due 6/1/27	200,000	212,283
Series B Insured: AGM
5.000%, due 6/1/27	200,000	212,283
5.000%, due 6/1/29	150,000	165,559
City of San Mateo CA, Special Tax
Insured: BAM
5.250%, due 9/1/35	1,000,000	1,127,847
Clovis Unified School District, General Obligation Bonds
Series B Insured: NATL
3.190%, due 8/1/30(c)	1,500,000	1,240,646
County of Sacramento CA Airport System Revenue, Revenue Bonds
Series B
5.000%, due 7/1/41	1,000,000	1,021,302
Fresno Unified School District, General Obligation Bonds
Series B
5.000%, due 8/1/37	650,000	728,255
5.000%, due 8/1/38	500,000	557,026
Grossmont Union High School District, General Obligation Bonds
Series F Insured: AGM
4.040%, due 8/1/33(c)	1,465,000	949,137
Hercules Redevelopment Agency Successor Agency, Tax Allocation
Series A Insured: AGM
5.000%, due 8/1/37	500,000	558,227
Independent Cities Finance Authority, Revenue Bonds
Insured: AGM
4.000%, due 6/1/36	1,100,000	1,129,458
Kelseyville Unified School District, General Obligation Bonds
Series C Insured: AGM
3.740%, due 8/1/33(c)	35,000	25,036
3.860%, due 8/1/31(c)	150,000	116,876
Northern California Energy Authority, Revenue Bonds
5.000%, due 12/1/54(a)(b)	1,000,000	1,067,611
	Principal Amount	Value
Municipal Bonds (continued)
California (continued)
Northern California Sanitation Agencies Financing Authority, Revenue Bonds
Series A
5.000%, due 12/1/34	$2,620,000	$2,626,880
San Joaquin Hills Transportation Corridor Agency, Revenue Bonds
Series B
5.250%, due 1/15/49	500,000	502,752
Santa Clara Unified School District, General Obligation Bonds
3.250%, due 7/1/44	660,000	584,978
Southern California Public Power Authority, Revenue Bonds
Series A
5.000%, due 4/1/55(a)(b)	1,560,000	1,667,151
State of California, General Obligation Bonds
4.000%, due 9/1/32	500,000	505,259
University of California, Revenue Bonds
Series 2
3.700%, due 5/15/48(a)(b)	4,500,000	4,500,000
Series BN
5.500%, due 5/15/40	1,875,000	2,216,902
Series BW
5.000%, due 5/15/33	1,630,000	1,912,202
		39,566,897
Colorado — 1.5%
Adams State University, Revenue Bonds
Series A Insured: ST HGR ED INTERCEPT PROG
5.000%, due 5/15/35	1,125,000	1,228,352
Arapahoe County School District No 5 Cherry Creek, General Obligation Bonds
Series B Insured: ST AID WITHHLDG
2.000%, due 12/15/26	500,000	478,744
City & County of Denver CO Pledged Excise Tax Revenue, Revenue Bonds
Series A
5.000%, due 8/1/44	1,000,000	1,019,146
Colorado Health Facilities Authority, Revenue Bonds
Series A
4.000%, due 8/1/44	250,000	241,406
5.000%, due 5/15/36	1,000,000	1,120,572
5.000%, due 11/15/59(a)(b)	1,000,000	1,084,727
Series A-1 Insured: BAM
5.000%, due 8/1/35	105,000	113,147
E-470 Public Highway Authority, Revenue Bonds
Series B
4.335%, (SOFR + 0.75%), due 9/1/39(a)(b)	1,040,000	1,039,440
Gold Hill Mesa Metropolitan District No 2, General Obligation Bonds
Series A Insured: BAM
5.000%, due 12/1/28	145,000	153,537
5.000%, due 12/1/29	145,000	155,388
5.250%, due 12/1/37	200,000	221,148
Grand River Hospital District, General Obligation Bonds
Insured: AGM
5.250%, due 12/1/37	425,000	443,731

Schedule of Investments ─ NYLI MacKay Muni Intermediate ETF (formerly, IQ MacKay Municipal Intermediate ETF) (continued)

July 31, 2024 (unaudited)

	Principal Amount	Value
Municipal Bonds (continued)
Colorado (continued)
Jefferson County School District R-1, General Obligation Bonds
Insured: BAM-TCRS ST AID WITHHLDG
4.000%, due 12/15/34	$3,000,000	$3,144,356
		10,443,694
Connecticut — 3.1%
City of Bridgeport CT, General Obligation Bonds
Series A
5.000%, due 11/1/33	600,000	630,708
5.000%, due 9/1/38	1,250,000	1,368,686
City of New Britain CT, General Obligation Bonds
Series A Insured: BAM
5.000%, due 3/1/30	155,000	167,366
5.000%, due 3/1/36	400,000	443,958
Series B Insured: AGM
5.250%, due 9/1/30	600,000	644,992
City of West Haven CT, General Obligation Bonds
Insured: BAM
4.000%, due 9/15/27	240,000	245,010
4.000%, due 9/15/28	290,000	298,021
Connecticut State Health & Educational Facilities Authority, Revenue Bonds
Series 1
5.000%, due 7/1/33	350,000	364,265
Series B
5.000%, due 7/1/35	1,355,000	1,535,020
5.000%, due 7/1/49(a)(b)	1,300,000	1,405,375
Series L
5.000%, due 7/1/32	1,590,000	1,609,916
State of Connecticut, General Obligation Bonds
Series A
5.000%, due 4/15/38	5,500,000	5,811,436
State of Connecticut Special Tax Revenue, Revenue Bonds
Series A
4.000%, due 5/1/39	1,500,000	1,532,422
5.000%, due 8/1/34	3,000,000	3,043,077
5.250%, due 7/1/40	1,000,000	1,138,058
Town of Hamden CT, General Obligation Bonds
Insured: BAM
5.000%, due 8/15/32	350,000	391,110
Town of North Branford CT, G.O. Unltd Notes
5.000%, due 8/2/24	1,000,000	1,000,043
		21,629,463
Delaware — 0.2%
Delaware State Housing Authority, Revenue Bonds
Series A Insured: GNMA/FNMA/FHLMC
5.750%, due 1/1/55	1,155,000	1,251,647

District of Columbia — 1.9%
District of Columbia, General Obligation Bonds
Series D
5.000%, due 6/1/42	1,485,000	1,534,059
	Principal Amount	Value
Municipal Bonds (continued)
District of Columbia (continued)
District of Columbia Housing Finance Agency, Revenue Bonds
4.000%, due 9/1/40(a)(b)	$3,035,000	$3,043,729
5.000%, due 7/1/26(a)(b)	2,014,000	2,033,267
5.000%, due 10/1/41(a)(b)	2,000,000	2,054,426
District of Columbia Water & Sewer Authority, Revenue Bonds
Series A
5.000%, due 10/1/36	1,000,000	1,171,686
Metropolitan Washington Airports Authority Dulles Toll Road Revenue, Revenue Bonds
Series B
6.500%, due 10/1/44	3,000,000	3,279,410
		13,116,577
Florida — 4.0%
Capital Trust Agency, Inc., Revenue Bonds
Series A
5.350%, due 7/1/29	1,045,000	1,046,376
City of Lauderhill FL Water & Sewer Revenue, Revenue Bonds
Insured: AGM
5.000%, due 10/1/48	1,000,000	1,077,813
City of Miami Beach FL, Revenue Bonds
5.000%, due 9/1/45	1,000,000	1,008,958
City of Miami Beach FL Water & Sewer Revenue, Revenue Bonds
Series A
4.000%, due 12/1/34	1,000,000	1,048,602
City of Tampa FL, Special Assessment
5.250%, due 5/1/46	2,060,000	2,158,570
City of West Palm Beach FL Utility System Revenue, Revenue Bonds
Series A
5.000%, due 10/1/42	3,500,000	3,628,056
County of Miami-Dade FL Aviation Revenue, Revenue Bonds
Series A
4.000%, due 10/1/38	400,000	403,300
County of Miami-Dade FL Transit System, Revenue Bonds
5.000%, due 7/1/43	1,870,000	2,030,657
County of Okeechobee FL, Revenue Bonds
Series A
3.800%, due 7/1/39(a)(b)	1,000,000	1,002,204
County of Pasco FL, Revenue Bonds
Insured: AGM
5.250%, due 9/1/29	1,000,000	1,093,829
Series A Insured: AGM
5.250%, due 9/1/28	1,000,000	1,077,577
Florida Housing Finance Corp., Revenue Bonds
Series G
4.500%, due 5/1/26(a)(b)	3,000,000	3,011,400
Fort Pierce Utilities Authority, Revenue Bonds
Series A Insured: AGM
5.000%, due 10/1/27	700,000	739,156
5.000%, due 10/1/31	400,000	444,378
5.000%, due 10/1/33	200,000	224,144
5.000%, due 10/1/37	425,000	472,447
5.000%, due 10/1/39	475,000	521,773

Schedule of Investments ─ NYLI MacKay Muni Intermediate ETF (formerly, IQ MacKay Municipal Intermediate ETF) (continued)

July 31, 2024 (unaudited)

	Principal Amount	Value
Municipal Bonds (continued)
Florida (continued)
Hillsborough County Industrial Development Authority, Revenue Bonds
Series B
4.000%, due 11/1/38(a)(b)	$500,000	$500,000
JEA Water & Sewer System Revenue, Revenue Bonds
Series A
5.250%, due 10/1/49	1,780,000	1,991,123
Julington Creek Plantation Community Development District, Special Assessment
Insured: AGM
5.500%, due 5/1/43	1,250,000	1,382,802
Palm Beach County Housing Finance Authority, Revenue Bonds
5.000%, due 2/1/27(a)(b)	1,000,000	1,023,234
Tampa Bay Water, Revenue Bonds
5.000%, due 10/1/39	1,600,000	1,792,401
		27,678,800
Georgia — 4.3%
City of Atlanta GA Water & Wastewater Revenue, Revenue Bonds
5.000%, due 11/1/40	2,500,000	2,522,138
Development Authority of Burke County (The), Revenue Bonds
3.375%, due 11/1/53(a)(b)	1,585,000	1,585,608
Gainesville & Hall County Hospital Authority, Revenue Bonds
5.000%, due 10/15/30	1,000,000	1,099,909
Main Street Natural Gas, Inc., Revenue Bonds
Series 2
5.285%, (SOFR + 1.70%), due 12/1/53(a)(b)	5,000,000	5,143,876
Series A
4.000%, due 7/1/52(a)(b)	1,500,000	1,511,394
Series B
4.000%, due 8/1/49(a)(b)	3,090,000	3,091,877
5.000%, due 12/1/54(a)(b)	1,000,000	1,077,259
Series C
5.000%, due 12/1/31	1,040,000	1,112,267
5.000%, due 12/1/54(a)(b)	5,500,000	5,858,970
Municipal Electric Authority of Georgia, Revenue Bonds
Series A
5.000%, due 1/1/39	3,500,000	3,664,404
Private Colleges & Universities Authority, Revenue Bonds
4.000%, due 4/1/39	450,000	452,485
Walton County Water & Sewer Authority, Revenue Bonds
5.250%, due 2/1/38	250,000	288,293
5.250%, due 2/1/39	425,000	486,718
5.250%, due 2/1/40	450,000	512,534
5.250%, due 2/1/41	400,000	453,761
5.250%, due 2/1/42	350,000	395,589
5.250%, due 2/1/43	425,000	478,389
		29,735,471
Guam — 0.1%
Guam Power Authority, Revenue Bonds
Series A
5.000%, due 10/1/34	600,000	659,055

	Principal Amount	Value
Municipal Bonds (continued)
Hawaii — 0.3%
City & County Honolulu HI Wastewater System Revenue, Revenue Bonds
Series B
5.000%, due 7/1/36	$1,000,000	$1,033,286
State of Hawaii, General Obligation Bonds
Series FW
5.000%, due 1/1/39	1,095,000	1,175,984
		2,209,270
Illinois — 8.6%
Chicago Board of Education, General Obligation Bonds
Series A Insured: AGM
5.000%, due 12/1/28	1,000,000	1,051,031
Chicago O’Hare International Airport, Revenue Bonds
Insured: BAM
5.000%, due 1/1/37	1,335,000	1,474,883
Series B
5.000%, due 1/1/32	1,000,000	1,004,709
5.000%, due 1/1/39	2,700,000	2,865,259
Chicago Park District, General Obligation Bonds
Series E Insured: BAM
4.000%, due 11/15/31	500,000	510,417
Chicago Transit Authority Sales Tax Receipts Fund, Revenue Bonds
5.250%, due 12/1/49	2,000,000	2,004,385
City of Chicago IL, General Obligation Bonds
Insured: NATL
3.440%, due 1/1/27(c)	515,000	474,263
Series A
5.000%, due 1/1/32	1,500,000	1,604,503
5.250%, due 1/1/28	1,000,000	1,007,304
5.500%, due 1/1/40	1,000,000	1,090,118
City of Chicago IL, Revenue Bonds
Insured: HUD SECT 8 FHA 221(D4)
5.000%, due 11/1/26(a)(b)	5,000,000	5,067,985
City of Joliet IL, General Obligation Bonds
Insured: BAM
5.000%, due 12/15/38	1,000,000	1,098,890
5.250%, due 12/15/39	1,000,000	1,114,080
5.250%, due 12/15/40	1,000,000	1,107,686
Illinois Development Finance Authority, Revenue Bonds
3.460%, due 7/15/25(c)	500,000	483,875
Illinois Finance Authority, Revenue Bonds
5.000%, due 8/15/44	2,290,000	2,300,802
Series A
4.000%, due 10/1/38	2,500,000	2,477,346
5.000%, due 8/15/30	1,300,000	1,430,601
Illinois Housing Development Authority, Revenue Bonds
5.000%, due 2/1/27(a)(b)	3,000,000	3,069,703
Series A Insured: GNMA/FNMA/FHLMC
4.375%, due 10/1/41	515,000	519,288
Illinois State Toll Highway Authority, Revenue Bonds
Series A
5.000%, due 1/1/39	1,170,000	1,335,983
5.000%, due 1/1/40	1,500,000	1,513,661
Series C
5.000%, due 1/1/38	2,130,000	2,141,710

Schedule of Investments ─ NYLI MacKay Muni Intermediate ETF (formerly, IQ MacKay Municipal Intermediate ETF) (continued)

July 31, 2024 (unaudited)

	Principal Amount	Value
Municipal Bonds (continued)
Illinois (continued)
5.000%, due 1/1/39	$1,650,000	$1,658,300
Lake County School District No 112 North Shore, General Obligation Bonds
4.000%, due 12/1/37	1,000,000	1,035,786
Madison-Macoupin Etc Counties Community College District No 536, General Obligation Bonds
Series A Insured: AGM
5.000%, due 11/1/32	320,000	330,905
Metropolitan Pier & Exposition Authority, Revenue Bonds
4.000%, due 12/15/42	650,000	639,332
Series A
5.000%, due 12/15/28	1,500,000	1,567,841
Metropolitan Water Reclamation District of Greater Chicago, General Obligation Bonds
Series E
5.000%, due 12/1/41	1,000,000	1,023,804
Sales Tax Securitization Corp., Revenue Bonds
Series A
4.000%, due 1/1/38	1,800,000	1,814,794
5.000%, due 1/1/30	500,000	544,770
Series C
5.500%, due 1/1/36	1,500,000	1,617,971
Sangamon & Morgan Counties Community Unit School District No 16 New Berlin, General Obligation Bonds
Series A Insured: AGM
5.500%, due 12/1/36	350,000	394,814
Southwestern Illinois Development Authority, Revenue Bonds
Insured: BAM
5.500%, due 12/1/34	800,000	915,925
5.500%, due 12/1/35	1,000,000	1,147,655
Series B
4.000%, due 10/15/24	165,000	165,137
State of Illinois, General Obligation Bonds
Series A
5.000%, due 3/1/29	1,470,000	1,578,657
5.000%, due 3/1/30	1,000,000	1,088,074
Series CR Insured: AGM-CR
5.250%, due 2/1/34	1,000,000	1,001,071
Series D
5.000%, due 11/1/28	1,000,000	1,050,124
Town of Cicero IL, General Obligation Bonds
Insured: BAM
5.000%, due 1/1/30	450,000	468,211
Union Alexander Massac Pulaski Etc Counties Community College District No 531, General Obligation Bonds
Series A Insured: BAM
5.000%, due 12/1/25	1,175,000	1,198,058
Village of Bradley IL, General Obligation Bonds
Insured: AGM
5.000%, due 12/15/39	1,125,000	1,228,728
Village of Matteson IL, Revenue Bonds
Insured: BAM
5.000%, due 12/1/29	465,000	487,939
	Principal Amount	Value
Municipal Bonds (continued)
Illinois (continued)
Will County School District No 114 Manhattan, General Obligation Bonds
Insured: AGM
3.500%, due 1/1/26	$840,000	$840,245
Insured: BAM
5.000%, due 1/1/36	445,000	496,487
5.250%, due 1/1/39	555,000	617,884
		59,660,994
Indiana — 3.8%
Avon Community School Building Corp., Revenue Bonds
Insured: ST INTERCEPT
5.250%, due 7/15/38	1,000,000	1,145,908
Brownsburg 1999 School Building Corp., Revenue Bonds
Insured: ST INTERCEPT
5.500%, due 7/15/41	5,730,000	6,342,481
City of Bloomington IN Waterworks Revenue, Revenue Bonds
Insured: BAM
5.000%, due 7/1/39	2,690,000	2,907,999
5.000%, due 1/1/42	1,525,000	1,639,473
Greater Clark Building Corp., Revenue Bonds
Insured: ST INTERCEPT
6.000%, due 7/15/34	1,000,000	1,199,720
Series B Insured: ST INTERCEPT
6.000%, due 7/15/35	1,025,000	1,251,379
6.000%, due 7/15/36	1,000,000	1,219,174
Indiana Finance Authority, Revenue Bonds
Series A
5.000%, due 12/1/40	3,000,000	3,023,463
Series B
3.900%, due 5/1/28(a)(b)	500,000	500,323
Indiana Housing & Community Development Authority, Revenue Bonds
Insured: FHA 223(F)
5.000%, due 10/1/26(a)(b)	2,000,000	2,019,711
IPS Multi-School Building Corp., Revenue Bonds
Insured: ST INTERCEPT
5.250%, due 7/15/43	1,000,000	1,103,601
Northwestern School Building Corp., Revenue Bonds
Insured: ST INTERCEPT
6.000%, due 7/15/37	1,100,000	1,279,911
6.000%, due 7/15/38	600,000	694,273
Tippecanoe County School Building Corp., Revenue Bonds
Series B Insured: ST INTERCEPT
6.000%, due 7/15/41	500,000	595,273
Tri-Creek 2002 High School Building Corp., Revenue Bonds
Insured: ST INTERCEPT
5.500%, due 7/15/43	1,000,000	1,127,202
		26,049,891
Iowa — 1.2%
City of Coralville IA, General Obligation Bonds
Series B Insured: AGM
5.000%, due 6/1/40	1,420,000	1,498,024

Schedule of Investments ─ NYLI MacKay Muni Intermediate ETF (formerly, IQ MacKay Municipal Intermediate ETF) (continued)

July 31, 2024 (unaudited)

	Principal Amount	Value
Municipal Bonds (continued)
Iowa (continued)
City of Des Moines IA, General Obligation Bonds
Series F
2.000%, due 6/1/35	$2,020,000	$1,591,396
2.000%, due 6/1/36	2,060,000	1,580,522
Hampton-Dumont Community School District, Revenue Bonds
Insured: AGM
6.000%, due 6/1/29	965,000	1,055,906
Iowa Finance Authority, Revenue Bonds
Series E
3.750%, due 2/15/41(a)(b)	500,000	500,000
Iowa Higher Education Loan Authority, Revenue Bonds
5.000%, due 10/1/34	300,000	320,160
5.000%, due 10/1/35	360,000	382,689
5.000%, due 10/1/36	365,000	386,921
Jesup Community School District, General Obligation Bonds
Insured: AGM
5.000%, due 6/1/25	440,000	446,341
5.000%, due 6/1/27	490,000	513,686
		8,275,645
Kansas — 0.5%
City of Dodge City KS, General Obligation Bonds
Series A Insured: AGM
5.000%, due 9/1/31	420,000	462,027
Johnson County Unified School District No 233 Olathe, General Obligation Bonds
Series A
4.000%, due 9/1/36	1,700,000	1,757,187
Kansas Development Finance Authority, Revenue Bonds
Series C
5.000%, due 6/1/43(a)(b)	1,305,000	1,350,218
		3,569,432
Kentucky — 1.0%
City of Ashland KY, Revenue Bonds
Series A
5.000%, due 2/1/40	500,000	502,716
Kentucky Economic Development Finance Authority, Revenue Bonds
Series A
5.000%, due 1/1/45	1,000,000	1,001,303
Kentucky Public Energy Authority, Revenue Bonds
Series A-1
5.250%, due 4/1/54(a)(b)	2,500,000	2,721,769
Series C
4.000%, due 2/1/50(a)(b)	2,325,000	2,337,349
Louisville & Jefferson County Visitors and Convention Commission, Revenue Bonds
Insured: BAM
4.000%, due 6/1/36	75,000	74,428
Louisville/Jefferson County Metropolitan Government, Revenue Bonds
5.000%, due 10/1/32	500,000	510,598
		7,148,163
	Principal Amount	Value
Municipal Bonds (continued)
Louisiana — 1.2%
City of Lafayette LA Utilities Revenue, Revenue Bonds
Insured: BAM
5.000%, due 11/1/38	$550,000	$619,310
City of New Orleans LA, General Obligation Bonds
Series A Insured: BAM
5.000%, due 12/1/33	1,250,000	1,387,094
City of Shreveport LA Water & Sewer Revenue, Revenue Bonds
Series C Insured: BAM
5.000%, due 12/1/31	100,000	104,759
Louisiana Housing Corp., Revenue Bonds
Series A Insured: HUD SECT 8 FHA 221(D4)
5.000%, due 7/1/26	6,000,000	6,109,644
		8,220,807
Maine — 0.0%(d)
Finance Authority of Maine, Revenue Bonds
Series A-1 Insured: AGC
5.000%, due 12/1/26	155,000	158,086

Maryland — 0.9%
City of Baltimore MD, Revenue Bonds
Series A Insured: BAM
4.000%, due 7/1/38	900,000	918,948
County of Prince George’s MD, General Obligation Bonds
Series A
5.000%, due 7/15/33	995,000	1,066,835
Maryland Community Development Administration, Revenue Bonds
Series A
1.900%, due 9/1/31	1,505,000	1,273,938
Series A Insured: GNMA/FNMA/FHLMC
5.000%, due 9/1/42	1,000,000	1,051,172
Maryland Stadium Authority, Revenue Bonds
Insured: ST INTERCEPT
5.000%, due 5/1/42	1,820,000	1,892,381
		6,203,274
Massachusetts — 0.8%
Commonwealth of Massachusetts, General Obligation Bonds
Series C
5.000%, due 5/1/46	1,250,000	1,318,372
Massachusetts Bay Transportation Authority Sales Tax Revenue, Revenue Bonds
Series A
5.340%, due 7/1/31(c)	1,000,000	795,463
Massachusetts Department of Transportation, Revenue Bonds
Series A Insured: NATL
3.270%, due 1/1/29(c)	570,000	493,944
Massachusetts Development Finance Agency, Revenue Bonds
Series E
5.000%, due 7/1/37	500,000	507,954

Schedule of Investments ─ NYLI MacKay Muni Intermediate ETF (formerly, IQ MacKay Municipal Intermediate ETF) (continued)

July 31, 2024 (unaudited)

	Principal Amount	Value
Municipal Bonds (continued)
Massachusetts (continued)
Massachusetts Health & Educational Facilities Authority, Revenue Bonds
Series R
3.000%, due 11/1/49(a)(b)	$500,000	$500,000
Massachusetts Housing Finance Agency, Revenue Bonds
Series 2
0.800%, due 12/1/25	540,000	514,956
Massachusetts School Building Authority, Revenue Bonds
Series B
5.000%, due 11/15/34	1,000,000	1,037,933
		5,168,622
Michigan — 3.6%
County of Genesee MI, General Obligation Bonds
Insured: AGM
5.000%, due 6/1/28	90,000	96,100
5.000%, due 6/1/30	210,000	230,910
Ferndale Public Schools, General Obligation Bonds
Insured: Q-SBLF
5.000%, due 5/1/39	950,000	1,049,034
5.000%, due 5/1/40	1,000,000	1,093,049
Grand Rapids Public Schools, General Obligation Bonds
Insured: AGM
5.000%, due 5/1/28	2,105,000	2,167,654
Great Lakes Water Authority Sewage Disposal System Revenue, Revenue Bonds
Series C
5.000%, due 7/1/36	1,000,000	1,023,031
Great Lakes Water Authority Water Supply System Revenue, Revenue Bonds
Series A
5.000%, due 7/1/46	500,000	509,597
Series B Insured: BAM
5.000%, due 7/1/46	2,525,000	2,573,932
Series C
5.250%, due 7/1/33	1,500,000	1,550,297
Michigan Finance Authority, Revenue Bonds
5.000%, due 4/15/29	1,000,000	1,079,630
5.000%, due 11/1/44	1,000,000	1,008,293
Series C
4.000%, due 6/1/34	500,000	513,265
Michigan State Building Authority, Revenue Bonds
Series I
5.000%, due 4/15/41	1,175,000	1,206,029
Michigan State Housing Development Authority, Revenue Bonds
Insured: FHA 221(D4)
5.000%, due 11/1/26(a)(b)	2,000,000	2,054,292
Insured: HUD SECT 8
5.000%, due 12/1/25(a)(b)	1,000,000	1,003,625
5.000%, due 12/1/25(a)(b)	1,000,000	1,002,793
Richmond Community Schools, General Obligation Bonds
Series I Insured: Q-SBLF
4.000%, due 5/1/36	1,450,000	1,491,512
4.000%, due 5/1/37	2,655,000	2,724,865
	Principal Amount	Value
Municipal Bonds (continued)
Michigan (continued)
State of Michigan Trunk Line Revenue, Revenue Bonds
5.500%, due 11/15/44	$2,000,000	$2,303,275
Wyoming Public Schools, General Obligation Bonds
Series III Insured: AGM
4.000%, due 5/1/41	500,000	508,283
		25,189,466
Minnesota — 0.8%
Minneapolis Special School District No 1, General Obligation Bonds
Series B Insured: SD CRED PROG
5.000%, due 2/1/31	1,250,000	1,338,204
Minnesota Housing Finance Agency, Revenue Bonds
Series A Insured: GNMA/FNMA/FHLMC
3.000%, due 7/1/52	4,500,000	4,365,483
		5,703,687
Mississippi — 0.2%
Mississippi Home Corp., Revenue Bonds
Series C Insured: GNMA/FNMA/FHLMC
5.000%, due 12/1/39	1,000,000	1,094,087

Missouri — 3.3%
City of Kansas City MO, Revenue Bonds
Series C
5.000%, due 9/1/26	1,300,000	1,348,894
5.000%, due 9/1/28	1,000,000	1,073,232
City of St Louis MO Airport Revenue, Revenue Bonds
Series A Insured: AGM
5.250%, due 7/1/49	3,250,000	3,598,871
Health & Educational Facilities Authority of the State of Missouri, Revenue Bonds
Series F
3.900%, due 6/1/36(a)(b)	500,000	500,000
Hickman Mills C-1 School District, General Obligation Bonds
Series C-1 Insured: BAM
5.750%, due 3/1/42	3,390,000	3,774,120
Missouri Joint Municipal Electric Utility Commission, Revenue Bonds
Series A
5.000%, due 12/1/36	2,435,000	2,455,005
5.000%, due 12/1/40	1,445,000	1,467,796
Missouri State Environmental Improvement & Energy Resources Authority, Revenue Bonds
Series B-R
2.900%, due 9/1/33	3,000,000	2,708,167
Pattonville R-3 School District, General Obligation Bonds
Insured: ST AID DIR DEP
5.250%, due 3/1/41	500,000	550,879
Springfield School District No R-12, General Obligation Bonds
Series 12
1.750%, due 3/1/31	2,310,000	1,925,300
St Charles County School District No R-IV Wentzville, General Obligation Bonds
Insured: ST AID DIR DEP
6.920%, due 3/1/27(c)	2,095,000	1,898,442

Schedule of Investments ─ NYLI MacKay Muni Intermediate ETF (formerly, IQ MacKay Municipal Intermediate ETF) (continued)

July 31, 2024 (unaudited)

	Principal Amount	Value
Municipal Bonds (continued)
Missouri (continued)
Wright City R-II School District, General Obligation Bonds
Insured: AGM
6.000%, due 3/1/27	$150,000	$160,624
6.000%, due 3/1/29	150,000	168,524
6.000%, due 3/1/31	35,000	41,010
6.000%, due 3/1/33	500,000	602,283
6.000%, due 3/1/35	530,000	637,811
		22,910,958
Nebraska — 0.9%
Central Plains Energy Project, Revenue Bonds
Series A
5.000%, due 9/1/27	1,000,000	1,034,919
Omaha Public Power District, Revenue Bonds
Series A
5.000%, due 2/1/42	2,835,000	2,948,792
Omaha Public Power District Nebraska City Station Unit 2, Revenue Bonds
Series A
5.000%, due 2/1/46	1,235,000	1,260,801
Omaha School District, General Obligation Bonds
1.750%, due 12/15/35	1,500,000	1,157,124
		6,401,636
Nevada — 0.4%
City of North Las Vegas NV, General Obligation Bonds
Insured: AGM
4.000%, due 6/1/36	825,000	835,480
Clark County School District, General Obligation Bonds
Series A Insured: BAM
5.000%, due 6/15/37	845,000	945,380
County of Clark NV, General Obligation Bonds
Series A
4.000%, due 7/1/39	1,000,000	993,859
		2,774,719
New Hampshire — 1.0%
New Hampshire Business Finance Authority, Revenue Bonds
4.000%, due 4/1/30	580,000	574,798
Series A
4.164%, due 10/20/51	1,500,000	1,450,589
Series C
5.250%, due 7/1/42	1,530,000	1,648,853
New Hampshire Health and Education Facilities Authority Act, Revenue Bonds
Series B Insured: BAM
4.000%, due 8/1/33	2,500,000	2,477,898
Series C
3.300%, due 6/1/38(a)(b)	1,000,000	999,661
		7,151,799
New Jersey — 2.7%
East Rutherford Board of Education, General Obligation Bonds
Insured: BAM
2.000%, due 7/15/34	1,250,000	1,017,998
	Principal Amount	Value
Municipal Bonds (continued)
New Jersey (continued)
Essex County Improvement Authority, Revenue Bonds
4.000%, due 7/15/28	$415,000	$412,797
Jersey City Municipal Utilities Authority, Revenue Notes
Series A Insured: MUN GOVT GTD
5.000%, due 5/1/25	600,000	606,061
New Jersey Health Care Facilities Financing Authority, Revenue Bonds
Series A
5.000%, due 7/1/43	3,500,000	3,571,278
Series B
5.000%, due 7/1/34	2,500,000	2,923,153
New Jersey Transportation Trust Fund Authority, Revenue Bonds
5.250%, due 6/15/43	2,790,000	2,930,789
Series AA
5.000%, due 6/15/37	1,300,000	1,417,767
New Jersey Turnpike Authority, Revenue Bonds
Series A
4.000%, due 1/1/35	780,000	840,135
5.000%, due 1/1/27	415,000	435,265
Series B
5.000%, due 1/1/42	1,000,000	1,108,053
Series C
5.000%, due 1/1/44	1,600,000	1,767,048
South Jersey Port Corp., Revenue Bonds
Series B
5.000%, due 1/1/31	500,000	522,598
Tobacco Settlement Financing Corp., Revenue Bonds
Series B
5.000%, due 6/1/46	775,000	779,240
		18,332,182
New Mexico — 0.6%
City of Farmington NM, Revenue Bonds
Series A
2.150%, due 4/1/33	3,000,000	2,440,580
Series B
3.875%, due 6/1/40(a)(b)	2,000,000	2,026,593
		4,467,173
New York — 7.4%
City of New York NY, General Obligation Bonds
Series 1
5.000%, due 6/1/34	1,090,000	1,103,680
Series B-1
5.250%, due 10/1/47	3,000,000	3,305,847
Series F-1
5.000%, due 8/1/38	500,000	566,397
County of Nassau NY, General Obligation Bonds
Series B Insured: AGM
5.000%, due 4/1/38	1,500,000	1,656,143
Long Island Power Authority, Revenue Bonds
Series A
5.000%, due 9/1/39	600,000	600,572

Schedule of Investments ─ NYLI MacKay Muni Intermediate ETF (formerly, IQ MacKay Municipal Intermediate ETF) (continued)

July 31, 2024 (unaudited)

	Principal Amount	Value
Municipal Bonds (continued)
New York (continued)
Metropolitan Transportation Authority, Revenue Bonds
Series A
5.500%, due 11/15/47	$1,015,000	$1,142,638
Series A1
5.000%, due 11/15/29	500,000	514,543
New York City Housing Development Corp., Revenue Bonds
Series 2A Insured: REMIC FHA INS 542(c)
3.400%, due 11/1/62(a)(b)	780,000	776,882
New York City Municipal Water Finance Authority, Revenue Bonds
Series 2
3.950%, due 6/15/43(a)(b)	500,000	500,000
Series HH
5.000%, due 6/15/37	2,000,000	2,026,618
5.000%, due 6/15/39	1,500,000	1,518,671
New York City Transitional Finance Authority, Revenue Bonds
Series 1
5.000%, due 11/1/34	2,250,000	2,635,756
5.000%, due 11/1/35	2,250,000	2,617,122
New York City Transitional Finance Authority Building Aid Revenue, Revenue Bonds
Series S Insured: ST AID WITHHLDG
5.000%, due 7/15/40	1,500,000	1,514,130
Series S-3 Insured: ST AID WITHHLDG
5.000%, due 7/15/33	150,000	160,432
New York City Transitional Finance Authority Future Tax Secured Revenue, Revenue Bonds
Series 1
4.000%, due 11/1/38	1,000,000	1,018,197
Series A-3
4.000%, due 5/1/43	215,000	212,681
Series B4
3.950%, due 8/1/42(a)(b)	500,000	500,000
Series D-1
5.500%, due 11/1/45	2,000,000	2,268,738
New York Liberty Development Corp., Revenue Bonds
2.450%, due 9/15/69	500,000	458,597
Series 1WTC Insured: BAM
4.000%, due 2/15/43	2,000,000	1,983,873
Series A Insured: AGM-CR
2.750%, due 11/15/41	1,070,000	852,199
New York Power Authority, Revenue Bonds
Series A Insured: AGM
5.000%, due 11/15/36	1,215,000	1,427,337
New York State Dormitory Authority, Revenue Bonds
Insured: AGM ST AID WITHHLDG
5.000%, due 10/1/38	1,350,000	1,499,432
Series A
4.000%, due 3/15/39	500,000	508,538
4.000%, due 3/15/41	1,500,000	1,506,963
5.000%, due 7/1/39	1,220,000	1,255,309
5.000%, due 3/15/44	1,000,000	1,110,680
Series B
5.000%, due 2/15/40	815,000	847,985
	Principal Amount	Value
Municipal Bonds (continued)
New York (continued)
5.000%, due 2/15/40	$5,000	$5,314
Series E
3.000%, due 3/15/41	500,000	428,426
5.000%, due 3/15/41	2,000,000	2,104,536
New York State Housing Finance Agency, Revenue Bonds
Series A Insured: SONYMA HUD SECT 8
0.750%, due 11/1/25	285,000	273,253
New York State Thruway Authority, Revenue Bonds
Series A
4.000%, due 3/15/43	1,165,000	1,153,873
Port Authority of New York & New Jersey, Revenue Bonds
Series 205
5.250%, due 5/15/42	1,000,000	1,055,529
Triborough Bridge & Tunnel Authority, Revenue Bonds
Series 2
5.250%, due 5/15/47	1,250,000	1,377,188
Series 3
5.000%, due 11/15/38	1,000,000	1,018,260
Series A
5.000%, due 11/15/40	2,900,000	2,931,520
Series A-2 Insured: AGM-CR
2.000%, due 5/15/45(a)(b)	1,345,000	1,252,987
Series B
5.000%, due 3/15/27	1,700,000	1,783,791
Series C
5.000%, due 11/15/37	1,000,000	1,067,353
Utility Debt Securitization Authority, Revenue Bonds
Series 1
5.000%, due 12/15/41	500,000	575,995
		51,117,985
North Carolina — 1.1%
Charlotte-Mecklenburg Hospital Authority (The), Revenue Bonds
Series B
3.900%, due 1/15/38(a)(b)	500,000	500,000
City of Fayetteville NC Public Works Commission Revenue, Revenue Bonds
2.000%, due 3/1/36	3,395,000	2,726,339
County of Alamance NC, General Obligation Bonds
2.000%, due 5/1/35	1,500,000	1,223,732
North Carolina Housing Finance Agency, Revenue Bonds
Insured: GNMA/FNMA/FHLMC
5.500%, due 1/1/54	985,000	1,051,427
Series A Insured: GNMA/FNMA/FHLMC
6.250%, due 1/1/55	1,000,000	1,119,249
North Carolina Medical Care Commission, Revenue Bonds
Series A
4.000%, due 9/1/41	1,095,000	965,553
		7,586,300

Schedule of Investments ─ NYLI MacKay Muni Intermediate ETF (formerly, IQ MacKay Municipal Intermediate ETF) (continued)

July 31, 2024 (unaudited)

	Principal Amount	Value
Municipal Bonds (continued)
North Dakota — 0.5%
City of Grand Forks ND, Revenue Bonds
Insured: AGM-CR
4.000%, due 12/1/37	$1,250,000	$1,208,398
Series A Insured: AGM
5.000%, due 12/1/26	400,000	414,714
5.000%, due 12/1/27	450,000	472,399
5.000%, due 12/1/28	500,000	530,881
5.000%, due 12/1/29	675,000	724,724
		3,351,116
Ohio — 1.7%
Akron Bath Copley Joint Township Hospital District, Revenue Bonds
4.000%, due 11/15/33	1,260,000	1,238,820
American Municipal Power, Inc., Revenue Bonds
Series A
5.000%, due 2/15/41	1,000,000	1,016,845
City of Toledo OH, General Obligation Bonds
Insured: AGM
5.250%, due 12/1/36	1,000,000	1,135,938
5.500%, due 12/1/39	1,330,000	1,517,400
City of Upper Arlington OH, General Obligation Bonds
5.250%, due 12/1/35	750,000	768,597
Cloverleaf Local School District, Certificates of Participation
Insured: BAM
5.375%, due 12/1/37	1,000,000	1,069,446
Euclid City School District, General Obligation Bonds
Series A Insured: SD CRED PROG
5.250%, due 1/15/44	1,000,000	1,018,999
Forest Hills Local School District, General Obligation Bonds
5.000%, due 12/1/44	630,000	632,020
Springboro Community City School District, General Obligation Bonds
Insured: AGM
5.250%, due 12/1/25	1,975,000	2,027,937
State of Ohio, General Obligation Bonds
Series A
5.000%, due 5/1/37	1,000,000	1,043,096
State of Ohio, Revenue Bonds
Series RF
3.900%, due 11/1/35(a)(b)	250,000	250,162
		11,719,260
Oregon — 0.2%
City of Portland OR Water System Revenue, Revenue Bonds
Series A
5.000%, due 5/1/38	1,000,000	1,154,662
Oregon State Facilities Authority, Revenue Bonds
Series B
4.000%, due 8/1/34(a)(b)	500,000	500,000
		1,654,662
Pennsylvania — 2.0%
Allegheny County Sanitary Authority, Revenue Bonds
5.000%, due 12/1/40	500,000	505,086
	Principal Amount	Value
Municipal Bonds (continued)
Pennsylvania (continued)
City of Erie PA, General Obligation Bonds
Series C Insured: AGM
5.240%, due 11/15/37(c)	$750,000	$424,009
Coatesville School District, General Obligation Bonds
Insured: BAM
5.250%, due 11/15/37	4,000,000	4,347,219
Commonwealth Financing Authority, Revenue Bonds
Insured: AGM
4.000%, due 6/1/39	920,000	935,381
Conrad Weiser Area School District, General Obligation Bonds
Insured: AGM ST AID WITHHLDG
4.000%, due 9/1/34	1,000,000	1,011,352
Delaware Valley Regional Finance Authority, Revenue Bonds
Series B Insured: AMBAC
5.700%, due 7/1/27	90,000	95,867
Indiana County Industrial Development Authority, Revenue Bonds
Insured: BAM
5.000%, due 5/1/27	250,000	258,448
Pennsylvania Higher Educational Facilities Authority, Revenue Bonds
Series A Insured: AGC
4.347%, (0.67* 3 Month SOFR +0.60%), due 7/1/27(a)(b)	85,000	84,058
Series B
5.000%, due 10/1/34	1,000,000	1,021,338
Pennsylvania Housing Finance Agency, Revenue Bonds
6.000%, due 10/1/54	1,000,000	1,092,287
Series 141A
5.750%, due 10/1/53	835,000	886,743
Pennsylvania Turnpike Commission Oil Franchise Tax Revenue, Revenue Bonds
Series A
5.250%, due 12/1/44	500,000	530,756
Philadelphia Gas Works Co., Revenue Bonds
5.000%, due 10/1/30	1,435,000	1,482,125
Pittsburgh Water & Sewer Authority, Revenue Bonds
Series A Insured: AGM
5.000%, due 9/1/36	1,285,000	1,454,494
		14,129,163
Puerto Rico — 0.1%
Puerto Rico Industrial Tourist Educational Medical & Envirml Ctl Facs Fing Auth, Revenue Bonds
5.000%, due 7/1/28	400,000	415,111
5.000%, due 7/1/31	500,000	531,599
		946,710
Rhode Island — 0.7%
Providence Public Building Authority, Revenue Bonds
Series B Insured: AGM
5.000%, due 6/15/32	250,000	266,335
Rhode Island Health and Educational Building Corp., Revenue Bonds
Series F
5.500%, due 5/15/39	1,320,000	1,506,590

Schedule of Investments ─ NYLI MacKay Muni Intermediate ETF (formerly, IQ MacKay Municipal Intermediate ETF) (continued)

July 31, 2024 (unaudited)

	Principal Amount	Value
Municipal Bonds (continued)
Rhode Island (continued)
5.500%, due 5/15/41	$180,000	$203,446
Rhode Island Housing & Mortgage Finance Corp., Revenue Bonds
Insured: GNMA COLL
5.250%, due 10/1/49	1,000,000	1,060,623
Series 77-A Insured: GNMA COLL
5.000%, due 10/1/28	350,000	375,444
Series A Insured: GNMA COLL
5.000%, due 10/1/41	1,000,000	1,058,863
Rhode Island Infrastructure Bank, Revenue Bonds
4.000%, due 10/1/34	650,000	676,288
		5,147,589
South Carolina — 1.9%
Patriots Energy Group Financing Agency, Revenue Bonds
Series 2
5.485%, (SOFR + 1.90%), due 2/1/54(a)(b)	6,000,000	6,235,189
South Carolina Jobs-Economic Development Authority, Revenue Bonds
Series A
4.000%, due 11/1/42	400,000	399,064
South Carolina Public Service Authority, Revenue Bonds
Series B
5.000%, due 12/1/36	100,000	101,983
Series B Insured: AGM
5.000%, due 12/1/42	1,120,000	1,235,145
Series E Insured: AGM
5.250%, due 12/1/37	2,000,000	2,273,825
South Carolina State Housing Finance & Development Authority, Revenue Bonds
Insured: HUD SECT 202
5.000%, due 10/1/26(a)(b)	1,000,000	1,012,668
Spartanburg County School District No 4, General Obligation Bonds
Series A Insured: SCSDE
5.000%, due 3/1/42	1,945,000	2,143,470
		13,401,344
South Dakota — 0.1%
Baltic School District No 49-1, General Obligation Bonds
Series 1 Insured: AGM
4.500%, due 12/1/38	300,000	315,248

Tennessee — 1.1%
Health Educational and Housing Facility Board of the City of Memphis/the, Revenue Bonds
Insured: FHA 221(D)(4) HUD SECT 8
5.000%, due 7/1/27(a)(b)	785,000	808,414
5.000%, due 7/1/27(a)(b)	520,000	535,510
Metropolitan Government Nashville & Davidson County Health & Educational Facs Bd, Revenue Bonds
4.000%, due 4/1/26(a)(b)	3,000,000	3,005,940
5.000%, due 10/1/35	1,000,000	1,179,561
Shelby County Health Educational & Housing Facilities Board, Revenue Bonds
Series B
5.000%, due 9/1/49(a)(b)	1,300,000	1,380,452
	Principal Amount	Value
Municipal Bonds (continued)
Tennessee (continued)
Tennessee Energy Acquisition Corp., Revenue Bonds
Series B
5.625%, due 9/1/26	$500,000	$517,609
		7,427,486
Texas — 15.7%
Alamito Public Facility Corp., Revenue Bonds
Insured: FHA 221(D4)
3.500%, due 9/1/25(a)(b)	4,000,000	3,998,010
Insured: HUD SECT 8
5.000%, due 8/1/44(a)(b)	1,000,000	1,024,469
Insured: HUD SECT 8 FHA 221(D4)
3.500%, due 9/1/25(a)(b)	4,000,000	3,999,190
Allen Independent School District, General Obligation Bonds
Insured: PSF-GTD
5.000%, due 2/15/35	2,515,000	2,589,960
Arlington Higher Education Finance Corp., Revenue Bonds
Insured: PSF-GTD
4.000%, due 2/15/44	1,590,000	1,566,088
Series A Insured: PSF-GTD
5.000%, due 8/15/32	2,200,000	2,442,018
Arlington Independent School District, General Obligation Bonds
Insured: PSF-GTD
5.000%, due 2/15/39	1,500,000	1,529,056
Barbers Hill Independent School District, General Obligation Bonds
Insured: PSF-GTD
4.000%, due 2/15/41	1,000,000	1,023,676
Central Texas Turnpike System, Revenue Bonds
Series B
5.000%, due 8/15/42(a)(b)	1,000,000	1,088,181
Series C
5.000%, due 8/15/34	1,000,000	1,141,750
City of Amarillo TX Waterworks & Sewer System Revenue, Revenue Bonds
4.000%, due 4/1/41	1,360,000	1,366,789
City of Arlington TX Special Tax Revenue, Special Tax
Series A Insured: AGM
5.000%, due 2/15/43	250,000	258,435
City of Austin TX, General Obligation Bonds
5.000%, due 9/1/34	1,300,000	1,301,497
City of Austin TX Electric Utility Revenue, Revenue Bonds
Series A
5.000%, due 11/15/45	1,455,000	1,470,810
City of College Station TX, General Obligation Bonds
2.125%, due 2/15/39	1,020,000	752,454
City of Corpus Christi TX Utility System Revenue, Revenue Bonds
5.000%, due 7/15/28	1,000,000	1,075,686
5.000%, due 7/15/32	1,000,000	1,136,746
5.000%, due 7/15/40	1,000,000	1,126,741
City of Fort Worth TX, General Obligation Bonds
2.000%, due 3/1/40	500,000	348,720

Schedule of Investments ─ NYLI MacKay Muni Intermediate ETF (formerly, IQ MacKay Municipal Intermediate ETF) (continued)

July 31, 2024 (unaudited)

	Principal Amount	Value
Municipal Bonds (continued)
Texas (continued)
City of Galveston TX Wharves & Terminal Revenue, Revenue Bonds
Series B
5.250%, due 8/1/43	$1,000,000	$1,098,007
City of Georgetown TX Utility System Revenue, Revenue Bonds
Insured: AGM
5.000%, due 8/15/26	1,000,000	1,037,667
City of San Antonio TX Electric & Gas Systems Revenue, Revenue Bonds
Series A
5.000%, due 2/1/44	1,035,000	1,084,221
Series B
5.000%, due 2/1/33	1,500,000	1,710,890
Clifton Higher Education Finance Corp., Revenue Bonds
Insured: PSF-GTD
3.000%, due 8/15/34	180,000	167,526
3.000%, due 8/15/35	250,000	229,253
County of Bexar TX, General Obligation Bonds
5.000%, due 6/15/49	1,000,000	1,087,246
County of Parker TX, General Obligation Bonds
5.000%, due 2/15/42	6,625,000	6,828,674
Dallas College, General Obligation Bonds
3.000%, due 2/15/28	1,575,000	1,575,102
5.000%, due 2/15/36	1,250,000	1,266,918
Dallas Independent School District, General Obligation Bonds
Insured: PSF-GTD
2.000%, due 2/15/42	1,500,000	1,027,403
Del Valle Independent School District TX, General Obligation Bonds
Insured: PSF-GTD
2.000%, due 6/15/39	1,000,000	726,118
Edinburg Consolidated Independent School District, General Obligation Bonds
Insured: PSF-GTD
5.000%, due 2/15/35	1,235,000	1,265,061
El Paso County Hospital District, General Obligation Bonds
5.000%, due 8/15/31	1,000,000	1,019,522
Forney Independent School District, General Obligation Bonds
Insured: BAM
4.720%, due 8/15/41(c)	255,000	87,290
Fort Bend Independent School District, General Obligation Bonds
Series B Insured: PSF-GTD
4.000%, due 8/1/54(a)(b)	1,300,000	1,320,692
Georgetown Independent School District, General Obligation Bonds
Insured: PSF-GTD
3.000%, due 8/15/41	2,670,000	2,269,829
Grand Parkway Transportation Corp., Revenue Bonds
4.000%, due 10/1/37	750,000	760,868
Greater Greenspoint Redevelopment Authority, Tax Allocation
Insured: AGM
4.000%, due 9/1/32	350,000	361,436
	Principal Amount	Value
Municipal Bonds (continued)
Texas (continued)
4.000%, due 9/1/33	$370,000	$380,749
Greater Texoma Utility Authority, Revenue Bonds
Insured: AGM
5.000%, due 10/1/36	2,485,000	2,742,388
Guadalupe-Blanco River Authority, Revenue Bonds
Insured: BAM
6.000%, due 8/15/42	1,980,000	2,248,701
Harris County Cultural Education Facilities Finance Corp., Revenue Bonds
Series B
5.000%, due 7/1/33	1,930,000	2,205,986
Harris County Flood Control District, Revenue Bonds
Series A
4.000%, due 10/1/38	1,265,000	1,272,822
Harris County Hospital District, Revenue Bonds
5.000%, due 2/15/25	2,730,000	2,753,079
Harris County Municipal Utility District No 423, General Obligation Bonds
Series A Insured: BAM
6.500%, due 4/1/28	300,000	322,377
6.500%, due 4/1/29	325,000	349,199
Harris County Municipal Utility District No 43, General Obligation Bonds
Insured: AGM
6.250%, due 9/1/32	2,010,000	2,241,613
Harris County Municipal Utility District No 489, General Obligation Bonds
Series A Insured: AGM
6.500%, due 9/1/29	1,000,000	1,102,875
Harris County Water Control & Improvement District No 159, General Obligation Bonds
Insured: BAM
6.375%, due 9/1/30	1,600,000	1,782,625
Hays Consolidated Independent School District, General Obligation Bonds
Insured: PSF-GTD
4.000%, due 2/15/43	1,000,000	998,094
Housing Synergy PFC, Revenue Bonds
Insured: FHA 221(D)(4) HUD SECT 8
5.000%, due 2/1/27(a)(b)	1,000,000	1,023,234
Houston Higher Education Finance Corp., Revenue Bonds
Series A Insured: PSF-GTD
4.000%, due 2/15/39	1,915,000	1,915,103
Hutto Independent School District, General Obligation Bonds
Insured: PSF-GTD
5.000%, due 8/1/41	1,205,000	1,349,504
Laredo Independent School District, General Obligation Bonds
Insured: PSF-GTD
5.000%, due 8/1/29	650,000	711,775
Lewisville Independent School District, General Obligation Bonds
Insured: PSF-GTD
3.125%, due 8/15/34	1,000,000	916,095

Schedule of Investments ─ NYLI MacKay Muni Intermediate ETF (formerly, IQ MacKay Municipal Intermediate ETF) (continued)

July 31, 2024 (unaudited)

	Principal Amount	Value
Municipal Bonds (continued)
Texas (continued)
Matagorda County Navigation District No 1, Revenue Bonds
2.600%, due 11/1/29	$1,000,000	$929,674
Series 2
4.000%, due 6/1/30	1,020,000	1,020,170
Mesquite Independent School District, General Obligation Bonds
Series A Insured: PSF-GTD
4.000%, due 8/15/36	1,590,000	1,606,307
Montgomery County Municipal Utility District No 95, General Obligation Bonds
Insured: BAM
5.000%, due 9/1/41	560,000	572,434
North Texas Tollway Authority, Revenue Bonds
Series A
5.250%, due 1/1/38	1,000,000	1,133,695
Series B
5.000%, due 1/1/45	1,300,000	1,303,455
Northwest Independent School District, General Obligation Bonds
Insured: PSF-GTD
5.000%, due 2/15/40	350,000	387,549
5.000%, due 2/15/41	400,000	440,524
Pecos Barstow Toyah Independent School District, General Obligation Bonds
Insured: PSF-GTD
5.000%, due 2/15/35	1,000,000	1,067,168
5.000%, due 2/15/39	2,000,000	2,059,008
5.000%, due 2/15/41	1,500,000	1,540,863
Rankin Independent School District, General Obligation Bonds
Insured: PSF-GTD
5.000%, due 2/15/33	1,000,000	1,001,014
Sabine-Neches Navigation District, General Obligation Bonds
5.250%, due 2/15/37	1,000,000	1,106,520
5.250%, due 2/15/41	2,000,000	2,179,593
State of Texas, General Obligation Bonds
Series B
5.000%, due 10/1/36	3,000,000	3,049,702
Texas Department of Housing & Community Affairs, Revenue Bonds
Series A Insured: GNMA
3.000%, due 9/1/45	2,000,000	1,586,968
Texas Municipal Gas Acquisition and Supply Corp. II, Revenue Bonds
Series C
4.391%, (0.66* 3 Month SOFR + 0.86%), due 9/15/27(a)(b)	1,850,000	1,846,199
Texas Private Activity Bond Surface Transportation Corp., Revenue Bonds
4.000%, due 6/30/33	500,000	507,975
Texas Public Finance Authority, Revenue Bonds
Insured: BAM
5.000%, due 5/1/31	1,500,000	1,612,990
Texas State Technical College, Revenue Bonds
Insured: AGM
5.000%, due 8/1/25	1,450,000	1,475,583
	Principal Amount	Value
Municipal Bonds (continued)
Texas (continued)
Texas Water Development Board, Revenue Bonds
5.000%, due 10/15/47	$500,000	$542,149
Series A
5.000%, due 10/15/43	2,000,000	2,082,633
Uptown Development Authority, Tax Allocation
Series A
5.000%, due 9/1/35	500,000	503,363
Willis Independent School District, General Obligation Bonds
Insured: PSF-GTD
2.000%, due 2/15/40	920,000	660,046
		108,695,800
Utah — 2.3%
Canyons School District, General Obligation Bonds
Series A Insured: SCH BD GTY
1.500%, due 6/15/35	1,830,000	1,344,247
County of Salt Lake UT, General Obligation Bonds
Series B
2.300%, due 12/15/28	1,325,000	1,269,196
County of Utah UT, Revenue Bonds
Series B
5.000%, due 5/15/46	2,070,000	2,105,502
Intermountain Power Agency, Revenue Bonds
Series A
5.000%, due 7/1/29	750,000	822,989
5.000%, due 7/1/30	500,000	557,538
5.000%, due 7/1/41	1,000,000	1,097,354
State of Utah, General Obligation Bonds
Series B
3.539%, due 7/1/25	1,080,523	1,065,461
Utah Associated Municipal Power Systems, Revenue Bonds
Series A
5.000%, due 9/1/31	500,000	524,514
Utah Charter School Finance Authority, Revenue Bonds
Insured: BAM-TCRS UT CSCE
4.000%, due 4/15/40	250,000	245,921
Utah Housing Corp., Revenue Bonds
Insured: FHLMC COLL
3.400%, due 7/1/30	3,000,000	2,898,082
Series A Insured: GNMA/FNMA/FHLMC
6.500%, due 1/1/54	2,250,000	2,483,474
Utah Infrastructure Agency, Revenue Bonds
3.000%, due 10/15/24	520,000	518,725
5.000%, due 10/15/32	100,000	105,549
5.500%, due 10/15/33	1,000,000	1,113,733
		16,152,285
Virginia — 2.7%
Arlington County Industrial Development Authority, Revenue Bonds
5.000%, due 1/1/26	1,250,000	1,277,014
Chesapeake Redevelopment & Housing Authority, Revenue Bonds
Insured: FHA 221(D4)
5.000%, due 6/1/26(a)(b)	2,000,000	2,018,468

Schedule of Investments ─ NYLI MacKay Muni Intermediate ETF (formerly, IQ MacKay Municipal Intermediate ETF) (continued)

July 31, 2024 (unaudited)

	Principal Amount	Value
Municipal Bonds (continued)
Virginia (continued)
City of Harrisonburg VA, General Obligation Bonds
Series A Insured: ST AID WITHHLDG
1.750%, due 7/15/35	$2,500,000	$1,927,767
City of Newport News VA Water Revenue, Revenue Bonds
1.750%, due 7/15/36	3,080,000	2,316,693
County of Fairfax VA, General Obligation Bonds
Series A Insured: ST AID WITHHLDG
4.000%, due 10/1/28	655,000	665,994
Halifax County Industrial Development Authority, Revenue Bonds
Series A
3.800%, due 12/1/41(a)(b)	1,500,000	1,518,505
Isle Wight County Industrial Development Authority, Revenue Bonds
Insured: AGM
5.000%, due 7/1/37	1,000,000	1,100,083
5.000%, due 7/1/38	600,000	657,044
James City County Economic Development Authority, Revenue Bonds
Insured: FHA 221(D4)
5.000%, due 2/1/26(a)(b)	1,000,000	1,004,689
Norfolk Airport Authority, Revenue Bonds
5.000%, due 7/1/28	150,000	159,972
Virginia Public Building Authority, Revenue Bonds
Series A
5.000%, due 8/1/29	2,000,000	2,038,654
Williamsburg Economic Development Authority, Revenue Bonds
Series A Insured: AGM
4.000%, due 7/1/42	1,000,000	1,000,135
Winchester Economic Development Authority, Revenue Bonds
Series A
5.000%, due 1/1/30	1,440,000	1,570,226
Wise County Industrial Development Authority, Revenue Bonds
Series A
0.750%, due 10/1/40(a)(b)	1,500,000	1,427,288
		18,682,532
Washington — 1.6%
County of King WA Sewer Revenue, Revenue Bonds
Series A
3.840%, (Municipal Swap Index + 0.23%), due 1/1/40(a)(b)	3,000,000	2,970,436
Franklin County School District No 1 Pasco, General Obligation Bonds
Insured: SCH BD GTY
5.500%, due 12/1/40	2,000,000	2,337,615
Port of Seattle WA, General Obligation Bonds
5.000%, due 6/1/36	1,800,000	2,082,438
Port of Seattle WA, Revenue Bonds
Series A
5.000%, due 4/1/32	1,000,000	1,002,368
Seattle Housing Authority, Revenue Bonds
1.000%, due 6/1/26	270,000	254,142
	Principal Amount	Value
Municipal Bonds (continued)
Washington (continued)
State of Washington, General Obligation Bonds
Series 2020A
5.000%, due 8/1/42	$845,000	$900,726
Series R
5.000%, due 7/1/41	1,420,000	1,588,482
		11,136,207
West Virginia — 0.7%
West Virginia Economic Development Authority, Revenue Bonds
Series A
3.375%, due 3/1/40(a)(b)	1,000,000	990,928
West Virginia Hospital Finance Authority, Revenue Bonds
5.000%, due 9/1/39	1,500,000	1,529,583
Series B Insured: AGM
5.125%, due 9/1/42	1,250,000	1,375,379
West Virginia Parkways Authority, Revenue Bonds
5.000%, due 6/1/43	860,000	895,234
		4,791,124
Wisconsin — 2.2%
Hudson School District, General Obligation Bonds
2.250%, due 3/1/27	500,000	481,742
Monroe School District, General Obligation Bonds
Insured: AGM
5.000%, due 3/1/36	860,000	945,015
Public Finance Authority, Revenue Bonds
4.000%, due 10/1/24	35,000	34,968
4.000%, due 10/1/30	265,000	268,607
4.000%, due 10/1/31	390,000	395,816
4.000%, due 10/1/32	390,000	395,816
4.000%, due 10/1/33	420,000	426,000
4.000%, due 10/1/34	390,000	395,327
5.000%, due 3/1/41	1,000,000	1,020,394
5.000%, due 3/1/46	3,000,000	3,053,771
University of Wisconsin Hospitals & Clinics, Revenue Bonds
Series B
5.000%, due 4/1/54(a)(b)	1,000,000	1,107,814
Wisconsin Health & Educational Facilities Authority, Revenue Bonds
Insured: AGM
5.000%, due 2/15/33	425,000	455,499
Wisconsin Housing & Economic Development Authority, Revenue Bonds
Series A Insured: HUD SECT 8
5.000%, due 12/1/27(a)(b)	3,500,000	3,627,904
Wisconsin Housing & Economic Development Authority Home Ownership Revenue, Revenue Bonds
Series A Insured: GNMA/FNMA/FHLMC
3.625%, due 3/1/34	1,000,000	979,966
Series B Insured: FNMA/GNMA/FHLMC
4.250%, due 9/1/44	500,000	496,037
5.000%, due 9/1/39	1,000,000	1,093,125

Schedule of Investments ─ NYLI MacKay Muni Intermediate ETF (formerly, IQ MacKay Municipal Intermediate ETF) (continued)

July 31, 2024 (unaudited)

	Principal Amount	Value
Municipal Bonds (continued)
Wisconsin (continued)
Wisconsin Housing & Economic Development Authority Housing Revenue, Revenue Bonds
Series B Insured: HUD SECT 8
0.500%, due 11/1/50(a)(b)	$175,000	$173,087
		15,350,888
Wyoming — 0.5%
Sweetwater County 2023 Specific Purpose Tax Joint Powers Board, Revenue Bonds
Insured: AGM-CR
5.000%, due 6/15/28	3,000,000	3,205,356

Total Municipal Bonds
(Cost $688,771,662)		693,595,920

	Shares
Short-Term Investment — 0.5%
Money Market Fund — 0.5%
Dreyfus Tax Exempt Cash Management, Institutional Shares, 3.64%(e)
(Cost $3,372,444)	3,372,781	3,372,444

Total Investments — 100.9% (Cost $694,112,388)		698,976,399
Other Assets and Liabilities, Net — (0.9)%		(6,046,565)
Net Assets — 100%		$692,929,834

(a)	Adjustable rate security with an interest rate that is not based on a published reference index and spread. The rate is based on the structure of the agreement and current market conditions.
(b)	Variable rate securities that may be tendered back to the issuer at any time prior to maturity at par. Rate shown is the rate in effect as of July 31, 2024.
(c)	The security was issued on a discount basis with no stated coupon rate. Rate shown reflects the effective yield.
(d)	Less than 0.05%.
(e)	Reflects the 7-day yield at July 31, 2024.

Abbreviations
AGC	- Assured Guaranty Corp.
AGM	- Assured Guaranty Municipal Corp.
AMBAC	- Ambac Assurance Corp.
BAM	- Build America Mutual Assurance Co.
CR	- Custodial Receipts
GTD	- Guaranteed.
HUD SECT 8	- Housing and Urban Development Section 8.
MUN GOVT GTD	- Municipal Government Guaranteed
NATL	- National Public Finance Guarantee Corp.
PSF-GTD	- Permanent School Fund Guaranteed.
Q-SBLF	- Qualified School Bond Loan Fund
SCH BD GTY	- School Bond Guaranty Program
SCSDE	- South Carolina Department of Education
SD CRED PROG	- School District Credit Enhancement Program
SOFR	- Secured Financing Overnight Rate
ST AID WITHHLDG	- State Aid Withholding
ST HGR ED INTERCEPT PROG	- State Higher Education Intercept Program
ST INTERCEPT	- State Tax Intercept
TCRS	- Transferable Custodial Receipts
UT CSCE	- Utah Charter School Credit Enhancement

Schedule of Investments ─ NYLI MacKay Muni Intermediate ETF (formerly, IQ MacKay Municipal Intermediate ETF) (continued)

July 31, 2024 (unaudited)

The following is a summary of the inputs used to value the Fund’s investments as of July 31, 2024. For more information on the valuation techniques, and their aggregation into the levels used in the table below, please refer to the Fund’s most recent semi-annual or annual financial statements.

Description	Level 1	Level 2	Level 3	Total
Asset Valuation Inputs
Investments in Securities:(f)
Commercial Mortgage-Backed Securities	$—	$2,008,035	$—	$2,008,035
Municipal Bonds	—	693,595,920	—	693,595,920
Short-Term Investment:
Money Market Fund	3,372,444	—	—	3,372,444
Total Investments in Securities	$3,372,444	$695,603,955	$—	$698,976,399

(f)	For a complete listing of investments and their states, see the Schedule of Investments.

For the period ended July 31, 2024, the Fund did not have any transfers into or out of Level 3 within the fair value hierarchy.